Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Aggregate Minimum Lease Payments

Aggregate minimum lease payments under these agreements in future years are as follows (in thousands):

Year Ending December 31,	Amount
2016	$22,560
2017	14,820
2018	11,264
2019	8,576
2020	6,574
Thereafter	833
Total	$64,627

Sumamry of Minimum Future Rental Revenue

Minimum revenues under this agreement in future years, including the January 1, 2016, amendment, are as follows (in thousands):

Year Ending December 31,	Amount
2016	$49,300
2017	49,300
2018	49,300
2019	49,300
2020	49,300
Thereafter	221,850
Total	$468,350

Schedule of Aggregate Minimum Service Payments

Aggregate minimum payments under these agreements in future years are as follows (in thousands):

Year Ending December 31,	Amount
2016	$292
2017	222
2018	-
2019	-
2020	-
Thereafter	-
Total	$514